Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note 7: Goodwill and Intangible Assets

As discussed in Note 19, during the first quarter of 2012, we revised our reportable segments and now report DIRECTV Latin America as two reportable segments, Sky Brasil and PanAmericana. Accordingly, goodwill historically assigned to the DIRECTV Latin America segment has been restated to reflect the amounts attributable to each of these new reporting segments. The following table sets forth the changes in the carrying amounts of “Goodwill” in the Consolidated Balance Sheets by segment for the years ended December 31, 2011 and 2010:

	DIRECTV	DIRECTV Latin America		Sports Networks, Eliminations
	U.S.	Sky Brasil	PanAmericana	and Other	Total
	(Dollars in Millions)
Balance as of January 1, 2010	$3,167	$445	$211	$341	$4,164
Foreign currency translation adjustment	—	21	—	—	21
Acquisition accounting adjustments	9	—	—	(46)	(37)
Balance as of December 31, 2010	3,176	466	211	295	4,148
Foreign currency translation adjustment	—	(52)	—	—	(52)
Acquisition accounting adjustments	1	—	—	—	1
Balance as of December 31, 2011	$3,177	$414	$211	$295	$4,097

Satellite Rights

Sky Brasil has an agreement for the right to use a satellite should its existing leased satellite suffer a significant failure and replacement capacity is needed. During the first quarter of 2010, the satellite was launched and successfully placed into its assigned orbit, and we recorded the total obligation for the right to use the satellite of $116 million in “Intangible Assets” in the Consolidated Balance Sheets.  We made a $29 million payment during 2010 and we made the remaining $87 million payment during 2011.  The intangible asset is being amortized on a straight line basis over the 15-year term of the agreement.

The following table sets forth the components for “Intangible assets, net” in the Consolidated Balance Sheets at:

	Estimated Useful	December 31, 2011			December 31, 2010
	Lives (years)	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
		(Dollars in Millions)
Orbital slots	Indefinite	$432	$—	$432	$432	$—	$432
Satellite rights	15	110	12	98	124	6	118
Subscriber related	5-10	402	353	49	443	317	126
Dealer network	15	130	108	22	130	99	31
Trade name and other	5-20	367	59	308	384	41	343
Distribution rights	7	—	—	—	334	310	24
Total intangible assets		$1,441	$532	$909	$1,847	$773	$1,074

Amortization expense of intangible assets was $136 million in 2011, $190 million in 2010 and $352 million in 2009.

Estimated amortization expense for intangible assets in each of the next five years and thereafter is as follows: $83 million in 2012; $42 million in 2013; $35 million in 2014; $27 million in 2015, $26 million in 2016 and $264 million thereafter.

We performed our annual impairment tests for goodwill and orbital slots in the fourth quarters of 2011, 2010 and 2009. The estimated fair values for each reporting unit and the orbital slots exceeded our carrying values, and accordingly, no impairment losses were recorded during 2011, 2010 or 2009. Additionally, there are no accumulated impairment losses as of December 31, 2011 and 2010.